DWS Alternative Asset Allocation VIP Annual Fund Operating Expenses - Class B [Member] - DWS Alternative Asset Allocation VIP - Class B	Apr. 24, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.26%	[1]
Expenses (as a percentage of Assets)	0.70%
Net Expenses (as a percentage of Assets)	1.31%

[1]	“Other expenses” are restated to exclude fees related to proxy expenses. “Other expenses” would have been 0.27% had proxy expenses been included.